Unaudited Condensed Consolidated Statement of Cash Flows - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,045)	$ 4,323,720	$ 1,463,215		$ (6,261,072)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	0	(4,585,001)			4,453,999
Interest earned on investments held in Trust Account	0				(63,922)
Changes in operating assets and liabilities:
Prepaid expenses	0				(190,694)
Accrued expenses	1,000				207,455
Net cash used in operating activities	(45)				(1,854,234)
Cash Flows from Financing Activities:
Payment of offering costs	(102,804)				(27,981)
Proceeds from issuance of Class B common stock to Sponsor	25,000				0
Proceeds from promissory note - related party	105,000				0
Net cash (used in) provided by financing activities	27,196				(27,981)
Net Change in Cash	27,151				(1,882,215)
Cash - Beginning of period	0		1,896,170	$ 0	1,896,170
Cash - End of period	27,151	$ 13,955		1,896,170	13,955
LIVE OAK ACQUISITION CORP. I I [Member]
Cash Flows from Operating Activities:
Net loss				(3,719,296)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities				3,013,001
Changes in fair value of derivative liabilities				3,013,001
Transaction costs allocated to derivative warrant liabilities				587,958
Interest earned on investments held in Trust Account				(18,241)
Changes in operating assets and liabilities:
Prepaid expenses				(113,867)
Accrued expenses				90,471
Net cash used in operating activities				(159,974)
Cash Flows from Investing Activities:
Investment of cash into Trust Account				(253,000,000)
Net cash used in investing activities				(253,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor				25,000
Proceeds from sale of Units, net of underwriting discounts paid				248,390,000
Proceeds from promissory note - related party				240,000
Payment of offering costs				(358,856)
Repayment of note payable to related party				(240,000)
Proceeds from sale of Private Placement Warrants				7,000,000
Net cash (used in) provided by financing activities				255,056,144
Net Change in Cash				1,896,170
Cash - Beginning of period	$ 0		$ 1,896,170	0	$ 1,896,170
Cash - End of period				1,896,170
Non-Cash financing activities:
Deferred underwriting fee payable				8,067,500
Offering costs included in accrued offering costs				$ 27,981